Note 7 - Stockholders' Equity (Deficit) - Stock Option Activity (Details) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Options (in shares)	7,954	7,664
Options, weighted average exercise price (in dollars per share)	$ 1,707.30	$ 2,917.30
Options, weighted average remaining contractual life (Year)	7 years 18 days	7 years 251 days
Options expired (in shares)	(433)	(2,551)
Options expired, weighted average exercise price (in dollars per share)	$ 3,015.01	$ 2,725.80
Options forfeited (in shares)	(105)	(259)
Options forfeited, weighted average exercise price (in dollars per share)	$ 1,929.52	$ 3,493.70
Options (in shares)	7,416	7,954
Options, weighted average exercise price (in dollars per share)	$ 1,316.32	$ 1,707.30
Exercisable (in shares)	7,181	4,330
Exercisable, weighted average exercise price (in dollars per share)	$ 1,300.40	$ 2,469.70
Exercisable, weighted average remaining contractual life (Year)	7 years 18 days	6 years 149 days
Vested and expected to vest (in shares)	7,416	7,954
Vested and expected to vest, weighted average exercise price (in dollars per share)	$ 1,316.32	$ 1,707.30
Vested and expected to vest, weighted average remaining contractual life (Year)	7 years 18 days	7 years 251 days